PARR FAMILY OF FUNDS
5100 POPLAR AVENUE, SUITE 3117
MEMPHIS, TN 38137
901-680-5266

August 31, 2010

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Parr Family of Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Trust do not differ from those contained in Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on August 26, 2010.

If you have any questions concerning the foregoing, please call the undersigned at 901-680-5266.

Sincerely,
Parr Family of Funds

/s/ Kimberly L. Williams

Kimberly L. Williams
Secretary

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101